Income Taxes (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income limitation, description				The temporary removal of the 80% income limitation on NOL usage has no impact as the Company has substantial NOLs generated in years prior to the enactment of the TCJA not subject to this 80% limitation.
Federal and state deferred tax assets				$ 6,300,000
Federal NOLs	$ 26,000,000			26,200,000	$ 19,100,000
State NOLs	1,900,000			$ 2,300,000	$ 1,500,000
Federal tax code, description				Of the aforementioned amounts, the amount of the Company’s federal NOL carryforwards subject to Section 382 of the federal tax code are $0.2 million and its California NOLs subject to a Section 382 limitation are $0.4 million.	Of the aforementioned amounts, the amount of the Company’s federal NOLs subject to a Section 382 limitation are $0.2 million and its California NOLs subject to a 382 limitation are $0.4 million.
Federal and state research tax credit carryforwards					$ 56,600
Unrecognized tax benefits	56,600			$ 56,600	$ 56,600
Income tax expense		$ 0	$ 0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 0	$ 0